Premises and Equipment [Text Block] (Tables)	12 Months Ended
Mar. 31, 2017
Property, Plant and Equipment [Abstract]
Components of Premises and Equipment [Table Text Block]

	2016	2017
	(in millions)
Land	¥394,782	¥385,961
Buildings	767,810	750,232
Equipment and furniture	654,099	650,120
Leasehold improvements	287,831	303,130
Construction in progress	38,491	46,375

Total	2,143,013	2,135,818
Less accumulated depreciation	1,137,108	1,141,547

Premises and equipment-net	¥1,005,905	¥994,271